UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

1401 Woodsong Drive, Hendersonville, NC 28791

(Address of principal executive offices)(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

1401 Woodsong Drive, Hendersonville, NC 28791

 (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Boyle Marathon Fund

		Schedule of Investments
		March 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% Net Assets

COMMON STOCK
Energy
600	ConocoPhillips Co.	37,890
700	Chesapeake Energy Corp.	21,987
200	Diamond Offshore Drilling, Inc.	17,900
600	Globalsantafe Corp.	36,450
400	Kinder Morgan Energy Partners LP	19,272
1,000	Peabody Energy Corp.	50,410
		183,909	10.61%

Financial Services
900	Alliance Capital Management Holdings LP	59,625
400	American Express Co.	21,020
400	American International Group, Inc.	26,436
380	Ameriprise Financial, Inc.	17,123
3,000	Ameritrade Holding Corp.*	62,610
3,300	E*Trade Financial Corp. *	89,034
1,000	TradeStation Group, Inc.*	13,820
		289,668	16.71%

Health Care
800	Aetna Life & Casualty Co.	39,312
300	Amgen, Inc. *	21,825
500	Arthrocare Corp. *	23,910
400	CIGNA Corp.	52,248
500	Dentsply International, Inc.	29,075
500	Genentech, Inc.*	42,255
600	St. Jude Medical, Inc. *	24,600
		233,225	13.45%

Materials
200	Caterpillar, Inc.	14,362
400	Florida Rock Industries, Inc.	22,488
500	Freeport McMoran Copper & Gold, Inc. Class B	29,885
200	Joy Global, Inc.	11,954
500	Schnitzer Steel Industries, Inc.	21,425
		100,114	5.78%

Other
700	EMCOR Group, Inc.*	34,762
200	Armor Holdings, Inc. *	11,658
		46,420	2.68%

Utilities
500	Duke Energy Corp.	14,575
600	Exelon Corp.	31,740
		46,315	2.67%

Retail
1,600	Chico's FAS Corp. *	65,024
500	DSW Shoe Outlet, Inc.*	15,660
1,000	K-Swiss, Inc. Class A	30,140
1,000	Peets Coffee & Tea, Inc. *	30,000
2,000	Ingles Markets, Inc.	35,640
400	McDonalds Corp.	13,744
200	Panera Bread Co.*	15,036
600	Procter & Gamble Co.	34,572
800	Starbucks Corp.*	30,104
300	Target Corp.	15,603
1,000	Urban Outfitters, Inc. *	24,540
500	Whole Foods Market, Inc.	33,220
		343,283	19.80%

Technology
750	Broadcom Corp. *	32,370
700	CACI International, Inc.*	46,025
500	Ebay, Inc. *	19,500
30	Google, Inc.*	11,700
900	Infosys Technologies, Ltd.	70,074
600	Motorola, Inc.	13,746
600	QUALCOMM, Inc.	30,366
800	Yahoo!, Inc. *	25,808
		249,589	14.40%

Transport
100	FedEx Corporation	11,294
200	Freightcar America, Inc.	12,720
300	Norfolk Southern Corp.	16,221
		40,235	2.32%

Total Common Stock (Cost $1,232,813)		$ 1,532,758	88.43%

Real Estate Investment Trusts
500	BioMed Realty Trust, Inc.	14,820
1,000	Equity Office Properties Trust	33,580
500	Equity Residential	23,395
200	Federal Realty Investment Trust	15,040
500	Plum Creek Timber Co., Inc.	18,465
400	Public Storage, Inc.	32,492
400	Simon Property Group, Inc.	33,656
Total Real Estate Investment Trusts (Cost $114,444)		171,448	9.89%

Cash Equivalents
35,873	First American Prime Obligation Fund-Class Y	35,873	2.07%
	Interest Rate 4.27% (Cost $35,873) **

Total Investments (Cost $1,383,130)		$ 1,740,079	100.39%

	Liabilities in Excess of Other Assets	(6,687)	(0.39)%
	Net Assets	$ 1,733,392	100.00%

* Non-Income producing securities.
** Variable rate security; The coupon rate shown represents the rate at March 31, 2006

NOTES TO FINANCIAL STATEMENTS
The Boyle Marathon Fund
1. SECURITY TRANSACTIONS
At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,383,130 amounted to $356,948 which consisted of aggregate gross unrealized appreciation of $383,098 and aggregate gross unrealized depreciation of $26,150.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date May 25, 2006

By /s/Joanne E. Boyle

      Joanne E. Boyle

      Chief Financial Officer

Date May 25, 2006